Stockholders' Equity - Summary of Option Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted				0
2014 and 2015 Stock Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Beginning Balance	1,672,315	1,299,565	988,565
Options Granted	270,000	395,500	311,000
Options Cancelled	(426,040)	(22,750)
Options outstanding, Ending balance	1,516,275	1,672,315	1,299,565
Options exercisable	1,017,853	1,072,811
Weighted-Average Exercise Price Per Share, Options outstanding, Beginning Balance	$ 10.78	$ 11.18	$ 10.83
Weighted-Average Exercise Price Per Share, Granted	1.44	9.61	12.28
Weighted-Average Exercise Price Per Share, Cancelled	10.45	13.36
Weighted-Average Exercise Price Per Share, Options outstanding, Ending Balance	9.21	10.78	$ 11.18
Weighted-Average Exercise Price Per Share, Options exercisable	$ 10.79	$ 11.13
Aggregate Intrinsic Value, Options outstanding, Beginning Balance	$ 881,385	$ 2,617,859	$ 2,617,859
Aggregate Intrinsic Value, Options outstanding, Ending Balance		$ 881,385	$ 2,617,859